PARENT COMPANY INFORMATION - Statement of Income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenue
Participation in profit or loss associates and joint business	$ 220,162	$ 229,626	$ 197,715
Other revenue from ordinary activities	344,267	395,909	357,094
Expenses, net
Administrative expenses	(4,966,360)	(4,954,307)	(4,640,459)
Other expenses	(10,652,751)	(10,171,349)	(9,371,033)
Net income before taxes	6,475,284	7,451,711	7,334,141
Income tax expense	(1,843,668)	(2,086,257)	(2,149,590)
Net income	4,631,616	5,365,454	5,184,551
Parent
Operating revenue
Participation in profit or loss associates and joint business	2,295,451	3,014,756	2,893,435
Other revenue from ordinary activities	286,755	286,778	285,218
Total operating revenue	2,582,206	3,301,534	3,178,653
Expenses, net
Administrative expenses	(79,993)	(83,902)	(75,348)
Other expenses	(163)	(236)	(166)
(Losses) gains from exchange differences	(52)	(812)	(1,601)
Operating income	2,501,998	3,216,584	3,101,538
Finance costs	(106,979)	(121,794)	(118,892)
Net income before taxes	2,395,019	3,094,790	2,982,646
Income tax expense	(46,088)	(61,411)	(66,662)
Net income	$ 2,348,931	$ 3,033,379	$ 2,915,984